Accounts receivable net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accounts receivable net
Accounts receivable	$ 4,645,440	$ 32,763,352
Less: Allowance for doubtful accounts	(8,801)	(302,914)
Accounts receivable	$ 4,636,639	$ 32,460,438